Intangible assets and goodwill - Consolidated statements of profit or loss and other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets and goodwill
Internally-developed software cost capitalized	€ 50,008	€ 28,301	€ 17,730
Personnel expenses
Intangible assets and goodwill
Internally-developed software cost capitalized	28,392	21,773	15,560
Purchased services
Intangible assets and goodwill
Internally-developed software cost capitalized	€ 21,616	€ 6,528	€ 2,170